SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Numerator
Allocation of net income						$ (17,317,546)	$ (12,240,023)
Denominator
Weighted average shares outstanding basic						10,590,335	9,973,846
Weighted average shares outstanding diluted						10,590,335	9,973,846
Net income per share basic						$ (1.64)	$ (1.23)
Net income per share diluted						$ (1.64)	$ (1.23)
Tailwind Acquisition Corp. | Class A Common stock
Numerator
Allocation of net income	$ 333,860	$ 15,974,063	$ (12,476,946)	$ 9,027,332	$ 13,635,696		$ 14,231,590
Denominator
Weighted average shares outstanding basic	26,530,664	33,421,570	18,333,191	31,099,360	33,421,570		33,421,570
Weighted average shares outstanding diluted	26,530,664	33,421,570	18,333,191	31,099,360	33,421,570		33,421,570
Net income per share basic	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41		$ 0.43
Net income per share diluted	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41		$ 0.43
Tailwind Acquisition Corp. | Class B Common stock
Numerator
Allocation of net income	$ 105,144	$ 3,993,516	$ (5,423,580)	$ 2,425,352	$ 3,408,924		$ 3,557,898
Denominator
Weighted average shares outstanding basic	8,355,393	8,355,393	7,969,220	8,355,393	8,355,393		8,355,393
Weighted average shares outstanding diluted	8,355,393	8,355,393	7,969,220	8,355,393	8,355,393		8,355,393
Net income per share basic	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41		$ 0.43
Net income per share diluted	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41		$ 0.43